Consolidated Balance Sheets - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,577,138	$ 730,395
Short-term investments (Note 3)	343,075	0
Accounts receivable (Note 4)	2,928,840	105,858
Contract assets (Note 4)	1,303,051	0
Prepaid expenses	217,242	274,799
Total Current Assets	8,369,346	1,111,052
Long term assets
Deposits (Note 5)	249,155	261,485
Property and equipment (Note 6)	388,792	375,777
Right of Use Assets (Note 7)	2,231,620	2,506,506
Intellectual property (Note 8)	8,072,967	9,771,481
Total Assets	19,311,880	14,026,301
Current liabilities
Accounts payable and accrued liabilities (Note 9, 25)	1,662,048	1,233,974
Income tax payable (Note 20)	496,965	0
Deferred revenue (Note 10)	0	840,768
Convertible debentures (Note 11)	89,826	4,915,248
Current portion of long-term debt (Note 12)	111,111	111,111
Current portion of lease obligations (Note 13)	752,378	693,607
Total Current Liabilities	3,112,328	7,794,708
Long-term liabilities
Convertible debentures (Note 11)	0	4,259,709
Long-term debt (Note 12)	490,741	601,852
Long-term lease obligations (Note 13)	820,924	1,607,935
Asset retirement obligations (Note 14)	23,311	24,761
Total Non Current Liabilities	1,334,976	6,494,257
Total Liabilities	4,447,304	14,288,965
Shareholders' equity (deficit)
Common shares (Note 16): - authorized unlimited Issued: 118,596,228 (2024 - 78,495,184)	115,497,385	98,262,510
Contributed capital	9,948,836	9,739,322
Deficit	(110,581,645)	(108,264,496)
Stockholders Equity	14,864,576	(262,664)
Liabilities And Stockholders Equity	$ 19,311,880	$ 14,026,301